Loans Held for Investment portfolio and Related Allowance for Loan and Lease Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Individually evaluated	$ 3,592		$ 4,083
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	448		605
Collectively evaluated	118,470		111,400
Total evaluated	122,062		115,483
Loans carried at fair value	433	[1]	492	[1]
Total	122,495	[1]	115,975	[1]
Individually evaluated	448		605
Collectively evaluated	2,009		2,369
Total evaluated	2,457		2,974
Total LHFI	2,457		2,974		3,120
Commercial Portfolio Segment
Individually evaluated	412		906
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	34		175
Collectively evaluated	55,458		52,578
Total evaluated	55,870		53,484
Loans carried at fair value	2		4
Total	55,872		53,488
Individually evaluated	34		175
Collectively evaluated	930		1,128
Total evaluated	964		1,303
Total LHFI	964		1,303		1,353
Residential Mortgage Loans
Individually evaluated	3,141		3,166
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	405		428
Collectively evaluated	43,088		42,867
Total evaluated	46,229		46,033
Loans carried at fair value	431		488
Total	46,660		46,521
Individually evaluated	405		428
Collectively evaluated	949		1,070
Total evaluated	1,354		1,498
Total LHFI	1,354		1,498		1,592
Consumer Portfolio Segment
Individually evaluated	39		11
Financing Receivable, Allowance for Credit Losses, Individually Evaluated for Impairment	9		2
Collectively evaluated	19,924		15,955
Total evaluated	19,963		15,966
Loans carried at fair value	0		0
Total	19,963		15,966
Individually evaluated	9		2
Collectively evaluated	130		171
Total evaluated	139		173
Total LHFI	$ 139		$ 173		$ 175

[1]	Includes loans of consolidated VIEs $3,322 $2,869